SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE (Details) - USD ($) $ in Millions	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-current assets
Investments in joint ventures and associates		$ 1,921	$ 2,179	$ 201	$ 265
Deferred tax assets		272	343
Other assets		199	118
Current assets
Trade and other receivables		745	685
Other assets		394	439
Equity
Equity attributable to equity owners of the parent		4,352	5,960
Non-controlling interests		(425)	83
Liabilities
Other liabilities (current)		1,346	1,236
Deferred tax liabilities		$ 376	$ 331
Impact of Adoption of IFRS 9 and IFRS 15 | Opening balance sheet
Non-current assets
Investments in joint ventures and associates	$ 1,921
Deferred tax assets	272
Available for sale	18
Other assets	199
Current assets
Trade and other receivables	745
Available for sale	53
Other assets	394
Equity
Equity attributable to equity owners of the parent	4,352
Non-controlling interests	(425)
Liabilities
Other liabilities (current)	1,346
Deferred tax liabilities	376
Proforma Adjustment | Impact of Adoption of IFRS 9 and IFRS 15
Non-current assets
Investments in joint ventures and associates	1,926
Deferred tax assets	264
Fair value through other comprehensive income	18
Other assets	292
Current assets
Trade and other receivables	727
Fair value through other comprehensive income	53
Other assets	386
Equity
Equity attributable to equity owners of the parent	4,394
Non-controlling interests	(416)
Liabilities
Other liabilities (current)	1,345
Deferred tax liabilities	390
Proforma Adjustment | Impact of Adoption of IFRS 9 and IFRS 15 | Impact of IFRS 9 - Classification and measurement
Non-current assets
Investments in joint ventures and associates	(25)
Available for sale	(18)
Fair value through other comprehensive income	18
Current assets
Available for sale	(53)
Fair value through other comprehensive income	53
Equity
Equity attributable to equity owners of the parent	(25)
Proforma Adjustment | Impact of Adoption of IFRS 9 and IFRS 15 | Impact of IFRS 9 - Impairment
Non-current assets
Investments in joint ventures and associates	(10)
Deferred tax assets	4
Current assets
Trade and other receivables	(18)
Equity
Equity attributable to equity owners of the parent	(18)
Non-controlling interests	(5)
Liabilities
Deferred tax liabilities	(1)
Proforma Adjustment | Impact of Adoption of IFRS 9 and IFRS 15 | Impact of IFRS 15 - Revenue and contract costs
Non-current assets
Investments in joint ventures and associates	40
Deferred tax assets	(12)
Other assets	93
Current assets
Other assets	(8)
Equity
Equity attributable to equity owners of the parent	85
Non-controlling interests	14
Liabilities
Other liabilities (current)	(1)
Deferred tax liabilities	$ 15